Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit (1) are presented below:

(U.S. Dollars in thousands, except unit and per unit amounts)	2014	April 15th to December 31, 2013
Post IPO net income attributable to the members of KNOT Offshore Partners LP	$27,392	$18,603
Less: Distributions (2)	40,481	20,779
Under (over) distributed earnings	(13,089)	(2,176)
Under (over) distributed earnings attributable to:
Common unitholders	(7,916)	(1,066)
Subordinated unitholders	(4,912)	(1,066)
General Partner	(261)	(44)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	11,209	8,568
Subordinated unitholders	8,568	8,568
General Partner	404	350
Earnings per unit (basic and diluted):
Common unitholders	$1.369	$1.063
Subordinated unitholders(3)	$1.343	$1.065
General Partner	$1.329	$1.063
Cash distributions declared and paid in the period per unit(4)	$1.795	$0.752
Subsequent event: Cash distributions declared and paid per unit relating to the period(5)	$0.490	$0.435

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s First Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holders (Knutsen NYK Offshore Tankers AS) for the years ended December 31, 2014 of $0.6 million and for the period April 15, 2013 to December 31, 2013 of $0.02 million.
(3)	This includes the net income attributable to the IDR holders. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the year ended December 31, 2014 was $0.6 million and for the period April 15 to December 31, 2013 was $0.02 million.
(4)	Refers to cash distributions declared and paid during the period.
(5)	Refers to cash distributions declared and paid subsequent to the fourth quarter.